Annual Fund Operating Expenses (Investment Quality Bond Trust)	12 Months Ended
May 01, 2011
Series I, Investment Quality Bond Trust
Operating Expenses:
Share Class	Series I
Management fee	0.59%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.05%
Total fund operating expenses	0.69%
Series II, Investment Quality Bond Trust
Operating Expenses:
Share Class	Series II
Management fee	0.59%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.05%
Total fund operating expenses	0.89%
Series NAV, Investment Quality Bond Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.59%
Distribution and service (12b-1) fees	none
Other Expenses	0.05%
Total fund operating expenses	0.64%